Basis of Presentation of the Consolidated Financial Statements - Agreement between Telefonica and Liberty Global plc and Acquisition Of Prosegur's Alarm Business (Details) € in Millions, £ in Millions			12 Months Ended
	Jan. 13, 2021 site	Feb. 28, 2020 EUR (€) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)
Forecast
Disclosure of joint ventures [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations | £			£ 5,700
Proceeds from equalization payment | £			£ 2,500
Other disposals of assets
Disclosure of joint ventures [line items]
Number of telecommunication tower sites sold | site	30,722
Prosegur Alarmas España, S.L.
Disclosure of joint ventures [line items]
Investments accounted for by the equity method | €				€ 0
Prosegur Alarmas España, S.L. | Associates and Joint Ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in equity method investment		50.00%
Number of shares issued for equity method investment (in shares) | shares		49,545,262
Investments accounted for by the equity method | €		€ 266
Telxius Telecom, S.A. | Other disposals of assets
Disclosure of joint ventures [line items]
Number of telecommunication tower sites sold | site	30,722